Operating Segments (Tables)	6 Months Ended
Jun. 30, 2022
Disclosure Of Entitys Operating Segments Text Block Abstract
Schedule of reporting on operating segments
	Proprietary Products	Distribution	Total
	U.S Dollars in thousands
	Unaudited
Six months period ended June 30, 2022
Revenues	$41,618	$10,065	$51,683
Gross profit	$16,913	$1,629	$18,542
Unallocated corporate expenses			(20,590)
Finance expenses, net			(3,651)
Income before taxes on income			$(5,699)

	Proprietary Products	Distribution	Total
	U.S Dollars in thousands
	Unaudited
Six months period ended June 30, 2021
Revenues	$40,193	$8,946	$49,139
Gross profit	$16,666	$1,337	$18,003
Unallocated corporate expenses			(14,593)
Finance expenses, net			214
Income before taxes on income			$3,624

	Proprietary
	Products	Distribution	Total
	U.S Dollars in thousands
	Unaudited
Three months period ended June 30, 2022
Revenues	$18,607	$4,983	$23,590
Gross profit	$6,351	$899	$7,240
Unallocated corporate expenses			(9,534)
Finance expenses, net			(1,618)
Income before taxes on income			$(3,912)

	Proprietary
	Products	Distribution	Total
	U.S Dollars in thousands
	Unaudited
Three months period ended June 30, 2021
Revenues	$19,323	$4,916	$24,239
Gross profit	$8,264	$808	$9,072
Unallocated corporate expenses			(8,026)
Finance expenses, net			(109)
Income before taxes on income			$937

	Proprietary Products	Distribution	Total
	U.S Dollars in thousands
	Audited
Year Ended December 31, 2021
Revenues	$75,521	$28,121	$103,642
Gross profit	$27,327	$3,001	$30,328
Unallocated corporate expenses			(31,024)
Finance expenses, net			(1,189)
Income before taxes on income			$(1,885)

Schedule of reporting on operating segments geographic region
	Six months period ended June 30, 2022
	Proprietary Products	Distribution	Total
	U.S Dollars in thousands
	Unaudited
Geographical markets
U.S.A and North America	$28,562	$-	$28,562
Israel	2,254	10,065	12,319
Europe	5,149	-	5,149
Latin America	3,526	-	3,526
Asia	1,760	-	1,760
Others	367	-	367
	$41,618	$10,065	$51,683

	Six months period ended June 30, 2021
	Proprietary Products	Distribution	Total
	U.S Dollars in thousands
	Unaudited
Geographical markets
U.S.A and North America	$26,556	-	$26,576
Israel	5,588	8,946	14,534
Europe	3,394	-	3,394
Latin America	3,603	-	3,603
Asia	1,019	-	1,019
Others	33	-	33
	$40,193	$8,946	$49,139

	Three months period ended June 30, 2022
	Proprietary Products	Distribution	Total
	U.S Dollars in thousands
	Unaudited
Geographical markets
U.S.A and North America.	$11,611	$-	$11,611
Israel	627	4,983	5,610
Europe	4,097	-	4,097
Latin America	1,496	-	1,496
Asia	776	-	776
Others	-	-	-
	$18,607	$4,983	$23,590

	Three months period ended June 30, 2021
	Proprietary Products	Distribution	Total
	U.S Dollars in thousands
	Unaudited
Geographical markets
U.S.A and North America.	$12,672	-	$12,672
Israel	3,602	4,916	8,518
Europe	967	-	967
Latin America	1,428	-	1,428
Asia	640	-	640
Others	14	-	14
	$19,323	$4,916	$24,239

	Year ended December 31, 2021
	Proprietary Products	Distribution	Total
	U.S Dollars in thousands
	Audited
Geographical markets
U.S.A and North America	$49,763	$-	$49,763
Israel	7,653	28,121	35,774
Europe	5,677	-	5,677
Latin America	9,127	-	9,127
Asia	3,167	-	3,167
Others	134	-	134
	$75,521	$28,121	$103,642